Cash, cash equivalents and restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 1,229,008	$ 1,728,794	$ 1,402,918
Restricted cash	173,441	185,959	190,447
Total cash, cash equivalents and restricted cash	$ 1,402,449	$ 1,914,753	$ 1,593,365	$ 1,495,290